Equity Method and Other Investment - (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Schedule of Investments [Abstract]
Summary of Company Investment
The Company’s investments consist of the following:

		June 30, 2021			December 31, 2020
(Amounts in thousands, except percentages) Investee	Investment Type	Carrying Value	Cost Basis	Percentage Ownership	Carrying Value
Investments held by WeCap Holdings Partnership (1)	Equity method investments / Note receivable	$72,769	$74,147	Various	$61,688
WPI Fund (2)	Equity method investment	82,261	52,805	8%	63,301
IndiaCo (3)	Investment in convertible notes	39,275	105,248	N/A	49,849
ChinaCo (4)	Equity method investment	—	29,323	21.6%	29,323
Other (5)	Various	3,858	4,066	Various	10,779

Total equity method and other investments		$198,163	$265,589		$214,940

(1)
As discussed in Note 5, subsequent to the August 2019 reorganization of the WeCap Investment Group real estate acquisition platform, the following investments are owned through the WeCap Holdings Partnership in which Rhône has a 20% equity interest:

•
“DSQ” — a venture in which WeCap Holdings Partnership owns a 10% equity interest. DSQ owns a commercial real estate portfolio located in London, United Kingdom. The investment balance as of June 30, 2021 also includes a note receivable with an outstanding balance of $43.1 million that accrues interest at a rate of 5.77% and matures in April 2028.

•
“WPI Fund” — a real estate investment fund in which WeCap Holdings Partnership holds the 0.5% general partner interest. The WPI Fund’s focus is acquiring, developing and managing office assets with current or expected vacancy suitable for WeWork occupancy, currently primarily focusing on opportunities in North America and Europe.

•
“ARK Master Fund” — an investment fund in which WeCap Holdings Partnership holds the general partner and a limited partner interest totaling 2% of the fund’s invested capital. ARK Master Fund invests in real estate and real estate-related investments that it expects could benefit from the Company’s occupancy or involvement or the involvement of the limited partners of the ARK Master Fund.

(2)
In addition to the general partner interest in the WPI Fund held by WeCap Holdings Partnership described above, a wholly owned subsidiary of the WeCap Investment Group also owns an 8% limited partner interest in the WPI Fund.

(3)
In June 2020, the Company entered into an agreement with WeWork India Management Private Limited (“IndiaCo”), an affiliate of Embassy Property Developments Private Limited (“Embassy”), to subscribe for new convertible debentures to be issued by IndiaCo in an aggregate principal amount of $100.0 million (the “2020 Debentures”). During June 2020, $85.0 million of the principal had been funded, with the remaining $
15.0
 million to be funded over time based on milestones achieved by IndiaCo. The remaining $
15.0
 million was funded in April 2021. The 2020 Debentures earn interest at a coupon rate of 12.5% per annum for the
18-month
period beginning from June 2020 which then gets reduced to 0.001% per annum and have a maximum term of 10 years. The 2020 Debentures are convertible into equity at the Company’s option after
18 months
from June 2020 or upon mutual agreement between the Company, IndiaCo, and Embassy. The Company’s investment balance as of June 30, 2021 also includes an aggregate principal amount of approximately $5.4 million in other convertible debentures issued by IndiaCo that earn interest at a coupon rate of 0.001% per annum and have a maximum term of ten years. During the three months ended June 30, 2021 and 2020, the Company recorded a credit loss valuation allowance on its investments in IndiaCo totaling $12.9 million and $36.5 million, respectively, included in income (loss) from equity method and other investments. During the six months ended June 30, 2021 and 2020, the Company recorded a credit loss valuation allowance on its investments in IndiaCo totaling $15.3 million and $38.6 million, respectively. As of June 30, 2021 and December 31, 2020, the Company had recorded a liability of none and $7.9 million respectively, included in other current liabilities, relating to the fair value of the credit loss on the forward contract associated with the obligation on the $15.0 million unfunded commitment associated with the 2020 Debentures (the “IndiaCo Forward Liability”) with such credit loss also included in income (loss) from equity method and other investments during the three and six months ended June 30, 2021. During the three months ended June 30, 2021 and 2020, the Company recorded $(2.4) million and $3.6 million, in unrealized gain (loss) on available-for-sale
securities included in other comprehensive income, respectively, net of tax. During the six months ended June 30, 2021 and 2020, the Company also recorded $(2.3) million and $3.6 million, in unrealized gain (loss) on available-for-sale
securities included in other comprehensive income, respectively, net of tax. IndiaCo constructs and operates workspace locations in India using WeWork’s branding, advice and sales model. Per the terms of an agreement the Company will also receive a management fee from IndiaCo. The Company recorded $1.2 million and $0.9 million of management fee income from IndiaCo during the three months ended June 30, 2021 and 2020, respectively, and recorded $3.6 million and $0.9 million for the six months ended June 30, 2021 and 2020, respectively. Management fee income is included within service revenue as a component of total revenue in the accompanying condensed consolidated statements of operations.

(4)
In October 2020, the Company deconsolidated ChinaCo and its retained 21.6% ordinary share equity method investment was recorded at a fair value of $26.3 million plus capitalized legal cost for a total initial cost basis and carrying value as of December 31, 2020 of $29.3 million. Pursuant to ASC
323-10-35-20,
the Company discontinued applying the equity method on the ChinaCo investment when the carrying amount was reduced to zero in the first quarter of 2021. The Company will resume application of the equity method if, during the period the equity method was suspended, the Company’s share of unrecognized net income exceeds the Company’s share of unrecognized net losses. See Note 5 for additional details regarding the ChinaCo Deconsolidation and see Note 17 for details regarding various related party fees payable by ChinaCo to the Company subsequent to the ChinaCo Deconsolidation.

(5)
The Company holds various other investments as of June 30, 2021 and December 31, 2020. On June 30, 2021, the Company sold its 5.7% interest in Sound Ventures II, LLC for total consideration of $6.1 million. During the six months ended June 30, 2021, the Company recorded a loss on the sale of $4.1 million, included in income (loss) from equity method and other investments in the condensed consolidated statements of operations. See Note 17 for details regarding the remaining profit-sharing arrangement between the Company and SB Fast Holdings (Cayman) Limited (“Buyer”) as part of the Creator Fund sale in 2020. The Buyer assumed the Company’s remaining capital commitments of $1.9 million.

The Company’s investments consist of the following:

		December 31, 2020			December 31, 2019
(Amounts in thousands, except percentages)		Carrying	Cost	Percentage	Carrying
Investee	Investment Type	Value	Basis	Ownership	Value
Investments held by WeCap Holdings Partnership (1)	Equity method investment / Note receivable	61,688	63,413	Various	66,002
WPI Fund (2)	Equity method investment	63,301	52,805	8%	54,387
IndiaCo (3)	Investment in convertible notes	49,849	90,248	N/A	5,541
ChinaCo (4)	Equity method investment	29,323	29,323	21.6%	—
Creator Fund Investments (5)	Various	—	—	N/A	38,162
Other (6)	Various	10,779	9,520	Various	39,627

Total equity method and other investments		$214,940	$245,309		$203,719

(1)
As discussed in Note 6, subsequent to the August 2019 reorganization of the WeCap Investment Group real estate acquisition platform, the following investments are owned through the WeCap Holdings Partnership in which Rhône has a 20% equity interest:

•
“DSQ” — a venture in which WeCap Holdings Partnership owns a 10% equity interest. DSQ owns a commercial real estate portfolio located in London, United Kingdom. The investment balance also includes a note receivable with an outstanding balance of $28.6 million and $26.0 million as of December 31, 2020 and 2019, respectively, that accrues interest at a rate of 5.81% and matures in April 2028.

•
“Waller Creek” — a joint venture in which WeCap Holdings Partnership previously owned an 8% equity interest. Waller Creek was established to develop a parcel of land in Texas and then manage, operate, and eventually sell the developed property. During August 2020, the Waller Creek investment was disposed of. See Note 6 for additional details.

•
“WPI Fund” — a real estate investment fund in which WeCap Holdings Partnership holds the 0.5% general partner interest. The WPI Fund’s focus is acquiring, developing and managing office assets with current or expected vacancy suitable for WeWork occupancy, currently primarily focusing on opportunities in North America and Europe.

•
“ARK Master Fund” — an investment fund in which WeCap Holdings Partnership holds the general partner and a limited partner interest totaling 2% of the fund’s invested capital. ARK Master Fund invests in real estate and real estate-related investments that it expects could benefit from the Company’s occupancy or involvement or the involvement of the limited partners of the ARK Master Fund.

(2)
In addition to the general partner interest in the WPI Fund held by WeCap Holdings Partnership described above, a wholly owned subsidiary of the WeCap Investment Group also owns an 8% limited partner interest in the WPI Fund.

(3)
In June 2020, the Company entered into an agreement with WeWork India Management Private Limited (“IndiaCo”), an affiliate of Embassy Property Developments Private Limited (“Embassy”), to subscribe for new convertible debentures to be issued by IndiaCo in an aggregate principal amount of $100.0 million (the “2020 Debentures”). During June 2020, $85.0 million of the principal had been funded, with the remaining $15.0 million to be funded over time based on milestones achieved by IndiaCo. The 2020 Debentures earn interest at a coupon rate of 12.5% per annum for the
18-month
period beginning from June 2020 which then gets reduced to 0.001% per annum and have a maximum term of 10 years. The 2020 Debentures are convertible into equity at the Company’s option after 18 months from June 2020 or upon mutual agreement between the Company, IndiaCo, and Embassy. The Company’s investment balance as of December 31, 2020 and 2019 also includes an aggregate principal amount of approximately $5.5 million in other convertible debentures issued by IndiaCo that earn interest at a coupon rate of 6% per annum and have a maximum term of twenty years. During the years ended December 31, 2020, 2019 and 2018, the Company recorded a credit loss valuation allowance on its investments in IndiaCo totaling $43.9 million, none and none, respectively included in income (loss) from equity method and other investments. As of December 31, 2020 the Company had recorded a liability of $7.9 million, included in other current liabilities, relating to the fair value of the credit loss on the forward contract associated with the obligation on the $15.0 million unfunded commitment associated with the 2020 Debentures (the “IndiaCo Forward Liability”) with such credit loss also included in income (loss) from equity method and other investments during the year ended December 31, 2020. During the years ended December 31, 2020, 2019 and 2018, the Company also recorded $3.3 million, none and none, respectively in losses in unrealized gain (loss) on available-for-sale
securities included in other comprehensive income, net of tax. IndiaCo constructs and operates workspace locations in India using WeWork’s branding, advice and sales model. Per the terms of an agreement the Company will also receive a management fee from IndiaCo. The Company recorded $2.1 million, $5.5 million and $3.7 million of management fee income from IndiaCo during the years ended December 31, 2020, 2019 and 2018, respectively. Management fee income is included within service revenue as a component of total revenue in the accompanying consolidated statements of operations.

(4)
In October 2020, the Company deconsolidated ChinaCo and its retained 21.6% ordinary share equity method investment was recorded at a fair value of $26.3 million plus capitalized legal cost for a total initial cost basis and carrying value as of December 31, 2020 of $29.3 million. See Note 6 for additional details regarding the ChinaCo Deconsolidation and see Note 25 for details regarding various related party fees payable by ChinaCo to the Company subsequent to the ChinaCo Deconsolidation.

(5)
During 2018, the Company launched the Creator Fund that previously made investments in recipients of WeWork’s Creator Awards and other investments through use of a venture capital strategy. Prior to September 2020, the Creator Fund was a consolidated subsidiary owned 99.99% by related party noncontrolling interest holders. In September 2020, the Company transferred its variable interest and control over the Creator Fund to an affiliate of SBG and the Creator Fund and its investments were deconsolidated from the Company’s financial statements. See Note 6 for further detail. During the years ended December 31, 2020, 2019 and 2018, the Company recorded impairments on Creator Fund investments totaling $10.4 million, $8.9 million and $1.0 million, respectively, included in income (loss) from equity method and other investments on the accompanying consolidated statements of operations.

(6)
The Company holds various other investments as of December 31, 2020 and 2019. On March 27, 2020, the Company sold 91% of the equity of Meetup for total consideration of $9.5 million and the remaining 9% was retained by the Company in the amount of $1.1 million. In February 2020, the Company completed the sale of its investment in Refresh Club, Inc. (“The Wing”) for $35.0 million.